OPERATING SEGMENT INFORMATION (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
OPERATING SEGMENT INFORMATION
Number of segments | item									5
Operating segment information
Revenues	$ 2,332	$ 2,638	$ 2,740	$ 2,589	$ 2,951	$ 2,884	$ 2,988	$ 2,755	$ 10,299	$ 11,578	$ 11,079
Segment EBITDA									738	1,020	888
Interest expense									(214)	(214)	(203)
Income tax (expense) benefit-continuing operations									(45)	(43)	(137)
Income tax benefit (expense)-discontinued operations									2	2	2
Depreciation and amortization									(387)	(430)	(424)
Net income (loss) attributable to Huntsman International LLC	$ 4	$ 56	$ 29	$ 5	$ (40)	$ 198	$ 120	$ 57	94	335	126
Subtotal
Operating segment information
Segment EBITDA									744	1,030	893
Depreciation and amortization									(387)	(430)	(422)
Discontinued Operations
Operating segment information
Segment EBITDA									(6)	(10)	(5)
Depreciation and amortization											(2)
Operating segments | Polyurethanes
Operating segment information
Revenues									3,811	5,032	4,964
Segment EBITDA									516	669	696
Depreciation and amortization									(100)	(131)	(156)
Operating segments | Performance Products
Operating segment information
Revenues									2,501	3,072	3,019
Segment EBITDA									438	440	372
Depreciation and amortization									(119)	(138)	(121)
Operating segments | Advanced Materials
Operating segment information
Revenues									1,103	1,248	1,267
Segment EBITDA									195	182	86
Depreciation and amortization									(38)	(42)	(38)
Operating segments | Textile Effects
Operating segment information
Revenues									804	896	811
Segment EBITDA									18	28	(78)
Depreciation and amortization									(17)	(16)	(17)
Operating segments | Pigments and Additives
Operating segment information
Revenues									2,160	1,549	1,269
Segment EBITDA									(223)	(59)	79
Depreciation and amortization									(93)	(78)	(73)
Eliminations.
Operating segment information
Revenues									(80)	(219)	(251)
Corporate and other
Operating segment information
Segment EBITDA									(200)	(230)	(262)
Depreciation and amortization									$ (20)	$ (25)	$ (17)